Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Fair value measurement
Schedule of financial instruments measured at fair value by level within the fair value hierarchy

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2018:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2018	(Level 1)	(Level 2)	(Level 3)
Time deposit	162,688	—	162,688	—
Short-term investment	136,304	—	136,304	—
Held-to-maturity security	—	—	—	—
Total assets	298,992	—	298,992

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2018	(Level 1)	(Level 2)	(Level 3)
Long-term loan	69,045	—	69,045	—
Total liability	69,045	—	69,045	—

The following table sets forth financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2017:

	Fair value measurements at reporting date using
		Quoted Prices
		in Active	Significant
		Markets	Other	Significant
	As of	for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Items	2017	(Level 1)	(Level 2)	(Level 3)
Time deposit	202,659	—	202,659	—
Short-term investment	100,722	—	100,722	—
Held-to-maturity security	6,751	—	—	6,751
Total assets	310,132	—	303,381	6,751